Restatement of Previously Issued Combined Financial Statements - Schedule Of Restatement Of Previously Issued Statement Of Operations (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues							$ 23,700	$ 19,500	$ 34,700	$ 23,300	$ 18,300
Research and development	$ 13,189			$ 9,925			35,445	28,207	39,232	24,796	13,208
General and administrative	5,582			3,697			14,697	12,603	16,947	10,225	8,651
Total operating expenses	21,819			16,083			59,430	50,004	70,357	48,891	31,345
Loss from operations	(14,909)			(9,806)			(35,698)	(30,536)	(35,609)	(25,623)	(13,027)
Loss before income tax	(14,909)			(9,806)			(35,698)	(30,542)	(34,350)	(23,728)	(13,027)
Income tax benefit (expense)	(2,313)			(1,916)			(6,544)	(6,572)	(7,308)	(6,171)	562
Net loss	$ (12,596)	$ (10,276)	$ (6,282)	$ (7,890)	$ (8,625)	$ (7,455)	$ (29,154)	$ (23,970)	$ (27,042)	(17,557)	(13,589)
Combined Statement Of Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues											18,318
Research and development										24,796	13,208
General and administrative										10,225	8,651
Total operating expenses										48,891	31,345
Loss from operations										(25,623)	(13,027)
Loss before income tax										(23,728)	(13,027)
Income tax benefit (expense)										6,171	(562)
Net loss										(17,557)	(13,589)
License And Milestone [Member] | Combined Statement Of Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues											12,750
Service [Member] | Combined Statement Of Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues											5,568
Previously Reported [Member] | Combined Statement Of Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues											18,213
Research and development										24,894	13,137
General and administrative										10,240	7,976
Total operating expenses										49,004	30,599
Loss from operations										(25,736)	(12,386)
Loss before income tax										(23,841)	(12,386)
Income tax benefit (expense)										5,945	(657)
Net loss										(17,896)	(13,043)
Previously Reported [Member] | License And Milestone [Member] | Combined Statement Of Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues											12,685
Previously Reported [Member] | Service [Member] | Combined Statement Of Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues											5,528
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative											700
Revision of Prior Period, Adjustment [Member] | Combined Statement Of Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues											105
Research and development										(98)	71
General and administrative										(15)	675
Total operating expenses										(113)	746
Loss from operations										113	(641)
Loss before income tax										113	(641)
Income tax benefit (expense)										226	95
Net loss										$ 339	(546)
Revision of Prior Period, Adjustment [Member] | License And Milestone [Member] | Combined Statement Of Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues											65
Revision of Prior Period, Adjustment [Member] | Service [Member] | Combined Statement Of Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues											$ 40